Accrued Payroll (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accrued Payroll [Line Items]
Accrued payroll	$ 67,850		$ 67,850		$ 67,850	$ 67,850
Shares issued price per share		$ 1		$ 1
Accrued salaries					405,000	435,000
Accrued payroll taxes		$ 7,988		$ 7,988	55,384
Payments for taxes					41,386	91,198
Net of payments			108,462	$ 2,400	145,814	263,885
Conversion of accrued salaries					180,000
Officer [Member]
Accrued Payroll [Line Items]
Shares issued (shares)		180,000
Shares issued price per share		$ 1		$ 1
Accrued salaries	180,000
Accrued salaries	$ 489,033		$ 489,033
Accrued payroll taxes					$ 55,384	103,598
Net of payments						$ 263,885
Shares issued (shares)					180,000